Note 17 - Income Taxes - Recognized and Unrecognized Deferred Tax Assets (Liabilities) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Deferred tax asset (liabilities)	$ (610,633)	$ 81,803
Unused tax losses for which no deferred tax asset recognised	23,461,788	24,230,225
Taxable temporary differences	(686,458)	(369,894)
Aggregate deferred tax assets not recognized	22,775,330	23,860,331
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax asset (liabilities)	385,905	651,934
Unused tax losses for which no deferred tax asset recognised	102,013,679
Property and equipment [member]
Statement Line Items [Line Items]
Deferred tax asset (liabilities)	(1,226,457)	(816,614)
Financing fees [member]
Statement Line Items [Line Items]
Deferred tax asset (liabilities)	72,432	128,018
SR and ED ITC credit [member]
Statement Line Items [Line Items]
Deferred tax asset (liabilities)	0	(227,634)
Lease liabilities [member]
Statement Line Items [Line Items]
Deferred tax asset (liabilities)	$ 157,487	$ 346,099